Series F and Series G Preferred Units and Repurchase Obligations - Allocation of the Proceeds on the Series F and Series G Units between the Fair Market Value of the Common Stock and the Redeemable Preferred Shares (Detail) (USD $)
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allocation of the proceeds on the Series F and Series G Units between the fair market value of the common stock and the redeemable preferred shares
Total Proceeds		$ 34,108,000
Common Stock [Member]
Allocation of the proceeds on the Series F and Series G Units between the fair market value of the common stock and the redeemable preferred shares
Total Proceeds		7,154,663
Redeemable Preferred Stock [Member]
Allocation of the proceeds on the Series F and Series G Units between the fair market value of the common stock and the redeemable preferred shares
Total Proceeds		26,953,337
Series F Preferred Units [Member]
Allocation of the proceeds on the Series F and Series G Units between the fair market value of the common stock and the redeemable preferred shares
Total Proceeds		11,500,000
Series F Preferred Units [Member] | Common Stock [Member]
Allocation of the proceeds on the Series F and Series G Units between the fair market value of the common stock and the redeemable preferred shares
Total Proceeds		2,204,895
Series F Preferred Units [Member] | Redeemable Preferred Stock [Member]
Allocation of the proceeds on the Series F and Series G Units between the fair market value of the common stock and the redeemable preferred shares
Total Proceeds		9,295,105
Redeemable Series G Preferred Stock [Member]
Allocation of the proceeds on the Series F and Series G Units between the fair market value of the common stock and the redeemable preferred shares
Total Proceeds	18,250,000	22,608,000
Redeemable Series G Preferred Stock [Member] | Common Stock [Member]
Allocation of the proceeds on the Series F and Series G Units between the fair market value of the common stock and the redeemable preferred shares
Total Proceeds	1,904,684	4,949,768
Redeemable Series G Preferred Stock [Member] | Redeemable Preferred Stock [Member]
Allocation of the proceeds on the Series F and Series G Units between the fair market value of the common stock and the redeemable preferred shares
Total Proceeds	$ 16,345,316	$ 17,658,232